Common shareholder's equity, mezzanine equity, and non controlling interests - Mezzanine equity (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Mezzanine equity
Redeemable preference shares with accrued dividend carrying value	$ 108.8	$ 106.1
Series A redeemable preference shares
Mezzanine equity
Redeemable preference shares with accrued dividend carrying value	$ 108.8	$ 106.1
Series A redeemable preference shares | IMGAH
Mezzanine equity
Number of convertible preferred shares issued as a consideration	100,000	100,000
Redeemable convertible preferred shares authorized	150,000	150,000
Redeemable preference share liquidation preference per share (in dollars per share)	$ 1,000	$ 1,000
Additional preference shares issuable on achievement of mutually agreed growth targets	50,000	50,000
Percentage of dividend accrued on convertible preferred stock	10.00%	10.00%